Fair Value Measurements - Summary of Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Fair Value Liabilities Measured On Non Recurring Basis [Line Items]
Warrant liabilities	$ 0	$ 112	$ 163	$ 1,103
Common stock warrants
Schedule Of Fair Value Liabilities Measured On Non Recurring Basis [Line Items]
Warrant liabilities		45	64	218
Preferred stock warrants
Schedule Of Fair Value Liabilities Measured On Non Recurring Basis [Line Items]
Warrant liabilities		67	99	$ 885
Quoted Prices In Active Markets for Identical Assets Level 1
Schedule Of Fair Value Liabilities Measured On Non Recurring Basis [Line Items]
Warrant liabilities		0	0
Quoted Prices In Active Markets for Identical Assets Level 1 | Common stock warrants
Schedule Of Fair Value Liabilities Measured On Non Recurring Basis [Line Items]
Warrant liabilities		0	0
Quoted Prices In Active Markets for Identical Assets Level 1 | Preferred stock warrants
Schedule Of Fair Value Liabilities Measured On Non Recurring Basis [Line Items]
Warrant liabilities		0	0
Significant Other Observable Inputs Level 2
Schedule Of Fair Value Liabilities Measured On Non Recurring Basis [Line Items]
Warrant liabilities		0	0
Significant Other Observable Inputs Level 2 | Common stock warrants
Schedule Of Fair Value Liabilities Measured On Non Recurring Basis [Line Items]
Warrant liabilities		0	0
Significant Other Observable Inputs Level 2 | Preferred stock warrants
Schedule Of Fair Value Liabilities Measured On Non Recurring Basis [Line Items]
Warrant liabilities		0	0
Significant Unobservable Inputs Level 3
Schedule Of Fair Value Liabilities Measured On Non Recurring Basis [Line Items]
Warrant liabilities		112	163
Significant Unobservable Inputs Level 3 | Common stock warrants
Schedule Of Fair Value Liabilities Measured On Non Recurring Basis [Line Items]
Warrant liabilities		45	64
Significant Unobservable Inputs Level 3 | Preferred stock warrants
Schedule Of Fair Value Liabilities Measured On Non Recurring Basis [Line Items]
Warrant liabilities		$ 67	$ 99